Revenue - Narrative (Details) £ in Thousands, $ in Thousands		6 Months Ended
	Jan. 01, 2018	Jul. 31, 2018 GBP (£)	Jul. 31, 2017 GBP (£)	[1]	Dec. 21, 2017 USD ($)	Dec. 21, 2017 GBP (£)	Oct. 04, 2016 USD ($)	Oct. 04, 2016 GBP (£)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Adjustments for decrease in deferred income | £		£ 37,519	£ (10,746)
Sarepta Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income							$ 40,000	£ 32,800
Specified milestone payments							$ 22,000	£ 17,200
Adjustments for decrease in deferred income | £		£ (36,700)
Research and development costs percentage, entity responsibility	55.00%
Research and development costs percentage, third party responsibility	45.00%	45.00%
Research and development costs, minimum percentage of budgeted amount	110.00%
Eurofarma Revenue Agreement
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income					$ 2,500	£ 1,900
Eurofarma Revenue Agreement | Specified Development Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments					3,750
Eurofarma Revenue Agreement | Other Milestones
Disclosure of disaggregation of revenue from contracts with customers [line items]
Specified milestone payments					21,500
Specified milestone payments, maximum cumulative net sales benchmark					100,000
Specified milestone payments, cumulative net sales incremental benchmark					$ 100,000

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’